COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended		37 Months Ended	12 Months Ended			0 Months Ended
	Jun. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 President	Dec. 31, 2012 Chief Operating Officer	Apr. 05, 2013 Royalty Arrangement [Member]
Building Lease:
Monthly rent expense		$ 1,000
Rent expense		77,045		77,045
Licensing Agreement
license fee	50,000
Promissory note for restricted Company shares issued to Clean Futures for a noncompete agreement								1,850,000
Employment Agreements:
Base salary, per year					$ 220,000	$ 200,000	$ 120,000